Annual Total Returns- Vanguard GNMA Fund (Retail) [BarChart] - Retail - Vanguard GNMA Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.69%	2.35%	(2.22%)	6.65%	1.33%	1.85%	1.87%	0.87%	5.83%	3.73%